DEFERRED REVENUE (Details) $ in Thousands		12 Months Ended				29 Months Ended
	Jul. 28, 2015 USD ($)	Dec. 31, 2019	Dec. 31, 2018 USD ($) oz	Dec. 31, 2017 USD ($) oz	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) oz	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 30, 2015 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gold delivered to date through Streaming Agreement (in ounces) | oz			240,000			54,769
Gold sold (in ounces) | oz				24,404
Deferred income, beginning balance			$ 109,956	$ 114,112	$ 65,379
Deposits received				10,000	60,000
Recognition of deferred revenue				(14,156)	(11,267)
Deferred income, ending balance				109,956	114,112	$ 109,956
Current portion							$ 17,894	$ 19,234
Long term portion							92,062	94,878
Total			$ 109,956	114,112	65,379	$ 109,956	$ 109,956	$ 114,112
Streaming Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash payment proceeds	$ 130,000			$ 6,138	$ 4,385
Streaming advance payment amount									$ 15,000
Streaming advance payment, additional option									$ 5,000
Production delivery percentage		0.055	0.105		0.0925
Cash purchase price as a percentage of spot gold		0.3	0.2		0.2
Initial term of contract				40 years
Recognition of deferred revenue				$ (14,156)	$ (11,267)